General	6 Months Ended
Jun. 30, 2024
General [Abstract]
General

Note 1. General

Cellebrite DI Ltd. (the “Company”), an Israeli company, was incorporated on April 13, 1999 as a private company, and began its operations in July 1999. The Company and its wholly owned subsidiaries delivering a digital investigative (“DI”) suite of solutions comprising software and services for legally sanctioned investigations. The Company’s DI suite of solutions allows users to collect, review, analyze, and manage digital data across the investigative lifecycle with respect to legally sanctioned investigations The Company’s primary shareholder is SUNCORPORATION, a public company traded in the Japanese market (see also Note 12).

On April 8, 2021, the Company entered into a Business Combination Agreement and Plan of Merger (the “Merger Agreement”) with TWC Tech Holdings II Corp. (“TWC”), a public listed company in Nasdaq and Cupcake Merger Sub, Inc., a new wholly-owned subsidiary of Cellebrite (the “Merger Sub”) in the USA. TWC is a Special Purpose Acquisition Company (“SPAC”). On August 30, 2021, the Merger was consummated. Upon the terms and subject to the conditions of the Merger Agreement, at the Effective Time, Merger Sub merged with and into TWC, the separate corporate existence of Merger Sub ceased and TWC became the surviving corporation and a wholly-owned subsidiary of the Company (the “Merger”). TWC became a wholly-owned subsidiary of the Company and the security holders of TWC became security holders of the Company. In December 2023, TWC was dissolved.